Commitments (Details) - Outstanding Commitments and Contingent Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments Contingencies And Litigation [Line Items]
Commitments	$ 116,538	$ 102,461
Commitments to Extend Credit [Member]
Commitments Contingencies And Litigation [Line Items]
Commitments	112,134	97,947
Financial Standby Letter of Credit [Member]
Commitments Contingencies And Litigation [Line Items]
Commitments	$ 4,404	$ 4,514